SHARE-BASED PAYMENTS (Details) - RSUs $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited	18
Shares forfeited, reversed expenses	$ 2,000